GENERAL (Organization and Aborted Agreement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Aug. 31, 2010	Mar. 31, 2008
GENERAL [Abstract]
Number of operating segments	3
Merger agreement			$ 475,000
Definitive agreement provided for a termination fee		47,500
Aggregate settlement agreement receivable		20,000
Settlement value received	16,685
Remaining legal settlement to be received	$ 2,750